Income Taxes - Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate (Detail)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Schedule of Effective Income Tax Rate Reconciliation [Line Items]
Foreign taxes (percentage)	15.60%	15.90%	14.80%
Effective income tax rate	15.60%	15.90%	14.80%
GUERNSEY
Schedule of Effective Income Tax Rate Reconciliation [Line Items]
Statutory Guernsey tax rate	0.00%	0.00%	0.00%